Loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of loss per share
	December 31, 2022	December 31, 2021	December 31, 2020
	#	#	#
Warrants	6,482,093	6,956,795	6,749,109
Share Options	418,529	3,224,859	1,693,063
PSUs	2,420,104	-	-
	9,320,726	10,181,654	8,442,172